Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	America's Car Mart, Inc.
Amendment Flag	false
Entity Central Index Key	0000799850
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	America's Car Mart, Inc.
Amendment Flag	false
Entity Central Index Key	0000799850